REVERSALS OF IMPAIRMENT CHARGES - NET	12 Months Ended
Dec. 31, 2020
REVERSALS OF IMPAIRMENT CHARGES- NET
REVERSALS OF IMPAIRMENT CHARGES - NET

8.REVERSALS OF IMPAIRMENT CHARGES - NET

	Years ended December 31,
	2020	2019
Property, plant and equipment (i)	$(689.0)	$(361.8)
Inventories (ii)	38.1	—
	$(650.9)	$(361.8)

i.	Property, plant and equipment

During the year ended December 31, 2020, the Company recorded reversals of previous impairment charges of $689.0 million, related entirely to property, plant and equipment at Tasiast ($299.5 million), Chirano ($204.5 million) and Lobo-Marte ($185.0 million, which included $48.3 million for the impairment reversal recorded at June 30, 2020). These impairment reversals were mainly a result of increases in the Company’s long-term gold price estimate, the mine life extension at Chirano and the increase in mineral reserves at Lobo-Marte. For Tasiast and Chirano, the reversals were limited to a full reversal of the remaining impairment charges previously recorded. For Lobo-Marte, the reversal represents a partial reversal of the total impairment charges previously recorded. The tax impacts of the impairment reversals at Chirano and Lobo-Marte were income tax expenses of $71.6 million and $4.6 million, respectively. There was no tax impact on the impairment reversal at Tasiast. After giving effect to the impairment reversals, the carrying values of Tasiast, Chirano and Lobo-Marte were $2,455.7 million, $240.3 million and $319.2 million, respectively, as at December 31, 2020.

At December 31, 2019, the Company recorded reversals of previous impairment charges of  $361.8 million, related entirely to property, plant and equipment at Paracatu ($200.7 million) and Tasiast ($161.1 million), and were mainly due to an increase in the Company’s long-term gold price estimate. For Paracatu, the reversal was limited to a full reversal of the remaining impairment charge recorded in 2017. For Tasiast, the reversal represents a partial reversal of the total impairment charges previously recorded. The tax impact on the impairment reversal at Paracatu was an expense of $68.2  million and was recorded within income tax expense. There was no tax impact on the impairment reversal at Tasiast. After giving effect to the impairment reversals, the carrying values of Paracatu and Tasiast were $1,461.0 million and $2,123.6 million, respectively, as at December 31, 2019.

The significant estimates and assumptions used in the Company’s impairment assessments are disclosed in Note 5 to the financial statements. The Company performed a sensitivity analysis on all key assumptions and determined that no reasonably possible change in any of the key assumptions would cause the carrying value of any CGU with recorded goodwill to exceed its recoverable amount.

ii.Inventories

During 2020, the Company recognized impairment charges of $38.1 million related to inventories.  The inventory impairment charges were recorded to reduce the carrying value of certain materials and supplies inventories to net realizable value.